Income taxes (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of income tax [Abstract]
Disclosure of income tax [Table Text Block]
Income tax (expense)/benefit recognized in the consolidated income statement consists of the following:

	For the Year Ended March 31,
	2018		2017		2016
Current taxes
Domestic	Rs.	(1,412)	Rs.	(1,936)	Rs.	(4,331)
Foreign		(363)		(1,158)		(3,046)
	Rs.	(1,775)	Rs.	(3,094)	Rs.	(7,377)
Deferred taxes
Domestic	Rs.	(379)	Rs.	223	Rs.	132
Foreign		(2,381)		257		118
	Rs.	(2,760)	Rs.	480	Rs.	250
Total income tax expense recognized in the consolidated income statement	Rs.	(4,535)	Rs.	(2,614)	Rs.	(7,127)

Current and deferred tax relating to items charged or credited directly to equity [Table Text Block]
Income tax (expense)/benefit recognized directly in equity consists of the following:

	For the Year Ended March 31,
	2018		2017		2016
Tax effect on changes in fair value of other investments	Rs.	1,370	Rs.	(499)	Rs.	(88)
Tax effect on foreign currency translation differences		(17)		148		(62)
Tax effect on effective portion of change in fair value of cash flow hedges		41		(60)		(23)
Tax effect on actuarial gains/losses on defined benefit obligations		(12)		14		64
	Rs.	1,382	Rs.	(397)	Rs.	(109)

Reconciliation Between Enacted and Effective Tax Rates [Table Text Block]
The following is a reconciliation of the Company’s effective tax rates for the years ended March 31, 2018, 2017 and 2016:

	For the Year Ended March 31,
	2018		2017		2016
Profit before income taxes	Rs.	14,341	Rs.	14,653	Rs.	27,140
Enacted tax rate in India		34.61%		34.61%		34.61%
Computed expected tax benefit/(expense)	Rs.	(4,963)	Rs.	(5,071)	Rs.	(9,393)
Effect of:
Differences between Indian and foreign tax rates	Rs.	712	Rs.	98	Rs.	1,122
(Unrecognized deferred tax assets)/recognition of previously unrecognized deferred tax assets, net		(1,673)		(2,849)		(1,600)
Expenses not deductible for tax purposes		(261)		(378)		(138)
Reversal of earlier years’ tax provisions		135		1,370		-
Income exempt from income taxes		746		280		731
Foreign exchange differences		41		439		(836)
Incremental deduction allowed for research and development costs(1)		1,324		3,111		2,782
Tax expense on distributed/undistributed earnings of subsidiary outside India		-		(3)		(519)
Deduction for qualified domestic production activities in the United States		-		-		38
Effect of change in tax rate		(1,329)		104		(30)
Investment allowance deduction		-		363		177
Others		733		(79)		539
Income tax benefit/(expense)	Rs.	(4,535)	Rs.	(2,614)	Rs.	(7,127)
Effective tax rate		32%		18%		26%

(1)
India’s Finance Act, 2016 incorporated an amendment that reduces the weighted deduction on eligible research and development expenditure in a phased manner from 200% to 150% commencing from April 1, 2017.

Disclosure of Unrecognised Deferred Tax Assets and Liabilities [Table Text Block]
The details of unrecognized deferred tax assets and liabilities are summarized below:

	As at March 31,
	2018		2017
Deductible temporary differences, net	Rs.	4,961	Rs.	3,488
Operating tax loss carry-forward		4,020		3,027
	Rs.	8,981	Rs.	6,515

Disclosure of Tax Effects of Significant Temporary Differences That Resulted In Deferred Tax [Table Text Block]
The tax effects of significant temporary differences that resulted in deferred tax assets and liabilities and a description of the items that created these differences is given below:

	As at March 31,
	2018		2017
Deferred tax assets/(liabilities):
Inventory	Rs.	1,790	Rs.	2,385
Minimum Alternate Tax*		1,630		1,614
Trade and other receivables		278		424
Operating tax loss and interest loss carry-forward		112		1,329
Other current assets and other current liabilities, net		1,291		1,715
Property, plant and equipment		(2,263)		(2,142)
Other intangible assets		(569)		(370)
Others		629		(579)
Net deferred tax assets	Rs.	2,898	Rs.	4,376

*
As per Indian tax laws, companies are liable for a Minimum Alternate Tax (“MAT” tax) when current tax, as computed under the provisions of the Income Tax Act, 1961 (“Tax Act”), is determined to be below the MAT tax computed under section 115JB of the Tax Act. The excess of MAT tax over current tax is eligible to be carried forward and set-off in the future against the current tax liabilities over a period of 15 years.

Disclosure Of Movement in deferred tax assets and liabilities [Table Text Block]
The details of movement in deferred tax assets and liabilities are summarized below:

	As at March 31, 2017		Recognized in income statement		Recognized in equity		As at March 31, 2018
Deferred tax assets/(liabilities)
Inventory	Rs.	2,385	Rs.	(595)	Rs.	-	Rs.	1,790
Minimum Alternate Tax		1,614		16		-		1,630
Trade and other receivables		424		(146)		-		278
Operating tax loss and interest loss carry-forward		1,329		(1,217)		-		112
Other current assets and other current liabilities, net		1,715		(901)		477		1,291
Property, plant and equipment		(2,142)		(121)		-		(2,263)
Other intangible assets		(370)		(199)		-		(569)
Others		(579)		298		910		629
Net deferred tax assets/(liabilities)	Rs.	4,376	Rs.	(2,865)	Rs.	1,387	Rs.	2,898

	As at March 31, 2016		Recognized in income statement		Recognized in equity		As at March 31, 2017
Deferred tax assets/(liabilities)
Inventory	Rs.	2,579	Rs.	(194)	Rs.	-	Rs.	2,385
Minimum Alternate Tax		1,614		-		-		1,614
Trade and other receivables		412		12		-		424
Operating tax loss and interest loss carry-forward		548		781		-		1,329
Other current assets and other current liabilities, net		2,026		(231)		(80)		1,715
Property, plant and equipment		(1,745)		(397)		-		(2,142)
Intangible assets		(482)		112		-		(370)
Others		(722)		424		(281)		(579)
Net deferred tax assets/(liabilities)	Rs.	4,230	Rs.	507	Rs.	(361)	Rs.	4,376